BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BASIS OF PREPARATION
Available liquidity	$ 335,104
Cash and cash equivalents	174,753	$ 23,174	$ 45,407
Undrawn borrowing facilities	$ 160,351